CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Current Assets
Cash and Cash Equivalents		$ 29,519	$ 29,889
Accounts Receivable, Net		29,435	28,001
Accounts Receivable, Related Party		445	596
Prepaid Expenses		4,375	4,372
Inventory		17,181	14,843
Voyages in Progress		18,028	37,353
Other Current Assets		3,654	3,125
Total Current Assets		102,638	118,179
NON-CURRENT ASSETS
Vessels, Net		1,004,346	962,685
Deposits paid for Vessels		66,723	64,000
Goodwill		18,979	18,979
Investment in Nordic American Offshore Ltd		59,729	64,877
Other Non-current Assets	[1]	10,453	10,474
Total Non-current Assets		1,160,231	1,121,015
Total Assets		1,262,869	1,239,194
Current Liabilities
Accounts Payable		4,671	4,247
Accrued Voyage Expenses		6,898	7,035
Accrued Liabilities		9,666	9,577
Total Current Liabilities		21,235	20,859
Long-term Debt	[1]	380,213	324,568
Deferred Compensation Liability		14,892	13,046
Total Liabilities		416,340	358,473
Commitment and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per Share; 180,000,000 shares authorized , 89,319,666 shares issued and outstanding and 180,000,000 shares authorized, 89,182,001 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively		893	892
Additional Paid-in Capital		114,938	114,679
Contributed Surplus		731,575	766,122
Accumulated other comprehensive loss		(877)	(972)
Retained Earnings		0	0
Total Shareholders' Equity		846,529	880,721
Total Liabilities and Shareholders' Equity		$ 1,262,869	$ 1,239,194

[1]	Long-term Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were 385,000 and 330,000 as of June 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing costs.